SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2019 to March 19, 2019, contributions of $4,341,500 were made to the Partnership and withdrawals of $1,722,827 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 19, 2019, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.

Millburn Multi Markets Trading L P [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2019 to March 19, 2019, contributions of $75,725,082 were made to the Partnership and withdrawals of $59,737,812 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 19, 2019, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.